Exploration Expense	12 Months Ended
Dec. 31, 2023
Exploration Expenses Disclosure [Abstract]
Exploration expense	Exploration expense

	United States Dollar
Figures in millions unless otherwise stated	2023	2022	2021

Australia	(33.4)	(33.6)	(21.3)
Ghana	(9.0)	(12.1)	(9.6)
Peru	(3.9)	(2.8)	(1.6)
Chile	(29.3)	(32.3)	(27.2)
Other	(0.6)	(0.2)	(0.9)
Total exploration expense	(76.2)	(81.0)	(60.6)